Segmented information	6 Months Ended
Jun. 30, 2019
Segment Reporting [Abstract]
Segmented information
Segmented information
The Company is managed under two primary business units consisting of the Liberty Utilities Group and the Liberty Power Group. The two business units are the two segments of the Company.
The Liberty Utilities Group, the Company's regulated operating unit, owns and operates a portfolio of electric, natural gas, water distribution and wastewater collection utility systems and transmission operations in the United States and Canada; the Liberty Power Group, the Company's non-regulated operating unit, owns and operates a diversified portfolio of renewable and thermal electric generation assets in North America and internationally.
For purposes of evaluating divisional performance, the Company allocates the realized portion of any gains or losses on financial instruments to specific divisions. Equity income from the San Antonio Water System and Wataynikaneyap Power Transmission Project (note 6) are included in the operations of the Liberty Utilities Group. Dividend income from Atlantica and AYES Canada as well as equity income from the AAGES entities (note 6) are included in the operations of the Liberty Power Group. The change in value of investments carried at fair value and unrealized portion of any gains or losses on derivative instruments not designated in a hedging relationship are not considered in management’s evaluation of divisional performance and are therefore allocated and reported under corporate. The results of operations and assets for these segments are reflected in the tables below.

	Three Months Ended June 30, 2019
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$281,607	$61,971	$—	$343,578
Fuel, power and water purchased	73,469	2,658	—	76,127
Net revenue	208,138	59,313	—	267,451
Operating expenses	102,021	18,166	—	120,187
Administrative expenses	6,546	7,335	(357)	13,524
Depreciation and amortization	47,034	22,536	243	69,813
Loss on foreign exchange	—	—	1,467	1,467
Operating income (loss)	52,537	11,276	(1,353)	62,460
Interest expense	26,057	16,237	3,546	45,840
Interest, dividend, equity and other income	(1,854)	(37,050)	(364)	(39,268)
Change in value of investments carried at fair value	—	—	(121,394)	(121,394)
Other	8,796	(77)	422	9,141
Earnings before income taxes	$19,538	$32,166	$116,437	$168,141
Capital expenditures	$104,758	$906	$—	$105,664
(1) Revenues include $5,200 related to hedging gains from energy derivative contracts for the three months ended June 30, 2019 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $3,460 related to alternative revenue programs for the three months ended June 30, 2019 that do not represent revenues recognized from contracts with customers.

17.Segmented information (continued)

	Three Months Ended June 30, 2018
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$309,930	$56,213	$—	$366,143
Fuel, power and water purchased	89,069	4,523	—	93,592
Net revenue	220,861	51,690	—	272,551
Operating expenses	101,514	18,748	—	120,262
Administrative expenses	9,212	4,166	185	13,563
Depreciation and amortization	44,740	19,790	251	64,781
Gain on foreign exchange	—	—	(1,272)	(1,272)
Operating income	65,395	8,986	836	75,217
Interest expense	24,767	13,127	535	38,429
Interest, dividend, equity and other income	(1,360)	(8,915)	(617)	(10,892)
Change in value of investment carried at fair value	—	—	(15,033)	(15,033)
Other	346	(157)	1,058	1,247
Earnings before income taxes	$41,642	$4,931	$14,893	$61,466
Capital expenditures	$72,544	$10,552	$—	$83,096
(1) Revenues include $4,846 related to hedging gains from energy derivative contracts for the three months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $5,339 related to alternative revenue programs for the three months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.

17.Segmented information (continued)

	Six Months Ended June 30, 2019
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$692,631	$128,172	$—	$820,803
Fuel, power and water purchased	224,075	9,579	—	233,654
Net revenue	468,556	118,593	—	587,149
Operating expenses	203,996	36,304	—	240,300
Administrative expenses	11,979	14,889	(226)	26,642
Depreciation and amortization	95,451	44,921	488	140,860
Loss on foreign exchange	—	—	934	934
Operating income (loss)	157,130	22,479	(1,196)	178,413
Interest expense	51,149	32,444	4,868	88,461
Interest, dividend, equity and other income	(3,111)	(60,547)	(900)	(64,558)
Change in value of investments carried at fair value	—	—	(115,576)	(115,576)
Other	10,756	73	2,365	13,194
Earnings before income taxes	$98,336	$50,509	$108,047	$256,892
Capital expenditures	$202,173	$10,877	$—	$213,050
Property, plant and equipment	$4,315,669	$2,462,792	$32,816	$6,811,277
Investments carried at fair value	—	1,097,661	—	1,097,661
Equity-method investees	28,149	22,066	271	50,486
Total assets	$6,070,178	$3,844,668	$119,482	$10,034,328
(1) Revenues include $11,640 related to hedging gains for the six months ended June 30, 2019 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $(3,561) related to alternative revenue programs for the six months ended June 30, 2019 that do not represent revenues recognized from contracts with customers.
17.Segmented information (continued)

	Six Months Ended June 30, 2018
	Liberty Utilities Group	Liberty Power Group	Corporate	Total
Revenue (1)(2)	$733,588	$126,769	$—	$860,357
Fuel and power purchased	252,428	13,454	—	265,882
Net revenue	481,160	113,315	—	594,475
Operating expenses	203,988	37,396	—	241,384
Administrative expenses	18,057	7,745	345	26,147
Depreciation and amortization	89,484	43,433	513	133,430
Gain on foreign exchange	—	—	(1,071)	(1,071)
Operating income	169,631	24,741	213	194,585
Interest expense	49,971	22,867	1,091	73,929
Interest, dividend and other income	(2,760)	(17,676)	(1,117)	(21,553)
Change in value of investment carried at fair value	—	—	101,971	101,971
Other	(1,074)	(40)	8,644	7,530
Earnings (loss) before income taxes	$123,494	$19,590	$(110,376)	$32,708
Capital expenditures	$168,733	$72,537	—	$241,270
	December 31, 2018
Property, plant and equipment	$4,210,115	$2,152,420	$31,023	$6,393,558
Investment carried at fair value	—	814,530	—	814,530
Equity-method investees	959	29,273	260	30,492
Total assets	$6,012,641	$3,269,786	$106,541	$9,388,968

(1) Revenues include $13,230 related to hedging gains from energy derivative contracts for the six months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.
(2) Liberty Utilities Group revenues include $5,970 related to alternative revenue programs for the six months ended June 30, 2018 that do not represent revenues recognized from contracts with customers.
APUC operates in the independent power and utility industries in both Canada and the United States. Information on operations by geographic area is as follows:

	Three Months Ended June 30		Six Months Ended June 30
	2019	2018	2019	2018
Revenue
Canada	$21,633	$17,616	$40,164	$36,902
United States	321,945	348,527	780,639	823,455
	$343,578	$366,143	$820,803	$860,357

Revenue is attributed to the two countries based on the location of the underlying facilities.